Note 7 - Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]
Fiscal Year Ending March 31,	Office Lease Commitments	Capital Lease Obligations
2015	$471	$22
2016	196	—
Total future minimum lease payments	$667	22
Less—amount representing interest		—
Present value of future payments		$22